Financial risk management	12 Months Ended
Sep. 30, 2022
Financial Risk Management [Abstract]
Financial risk management
10. Financial risk management

10.1. Categories and measurement at fair value
The following section provides additional information on the significance of financial instruments and on individual items of the consolidated statements of financial position and the consolidated statements of profit or loss and other comprehensive income with respect to financial instruments.
The following table shows the reconciliation of the consolidated statements of financial position items to the relevant classes of financial instruments as of September 30, 2022 and 2021, broken down by the carrying amount and fair value of the financial instruments and the allocation of the consolidated statements of financial position items to the measurement categories.
The financial instruments as of September 30, 2022, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2022	Fair value hierarchy	Fair value
Financial asset
Other non-current financial assets		5.1		5.1
of which with related companies and persons	AC	—	2	—
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial assets	AC	5.1	2	5.1
Trade receivables	AC	25.1	n/a	25.1
Other current financial assets		20.1	n/a	20.1
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	1.1	2	1.1
of which from financial assets	AC	19.0	n/a	19.0
Cash and cash equivalents	AC	43.0	n/a	43.0
Financial liabilities
Non-current financial liabilities		317.2		193.0
of which to financial institutions	AC	103.7	2	101.6
of which other loans	AC	0.9	2	0.9
of which from lease liabilities	n/a	123.4	n/a	n/a
of which with related companies and persons	AC	80.0	2	81.3
of which put option liabilities	FVPL	5.4	2	5.4
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial liabilities	AC	—	2	—
of which warrants	FVPL	3.8	1	3.8
Trade payables	AC	195.5	n/a	195.5

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2022	Fair value hierarchy	Fair value
Other current financial liabilities		42.4		42.4
of which to financial institutions	AC	4.2	n/a	4.2
of which from lease liabilities	n/a	20.7	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	2.3	2	2.3
of which from other financial liabilities	AC	15.2	n/a	15.2
The financial instruments as of September 30, 2021, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Financial assets
Other non-current financial assets		1.4		1.4
of which with related companies and persons	AC	—	2	—
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial assets	AC	1.4	2	1.4
Trade receivables	AC	26.3	n/a	26.3
Other current financial assets		24.0		24.0
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.5	2	0.5
of which from financial assets	AC	23.5	n/a	23.5
Cash and cash equivalents	AC	50.7	n/a	50.7
Financial liabilities
Non-current financial liabilities		140.4		95.2
of which to financial institutions	AC	80.4	2	85.1
of which other loans	AC	0.9	2	0.9
of which from lease liabilities	n/a	49.9	n/a	n/a
of which put option liabilities	FVPL	9.3	2	9.3
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial liabilities	AC	—	2	—
Trade payables	AC	102.7	n/a	102.7

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Other current financial liabilities		27.7		16.7
of which to financial institutions	AC	1.3	n/a	1.3
of which from lease liabilities	n/a	11.0	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	0
of which from other financial liabilities	AC	15.4	n/a	15.4

The following table shows the changes in Level 3 instruments for the twelve-month period ending September 30, 2021:

EUR million	Earn-out liabilities	Total
Opening balance as of Oct. 1, 2020	0.6	0.6
Changes in fair value	(0.6)	(0.6)
Utilization / reversal	—	—
Closing balance as of Sept. 30, 2021	—	—

Significant unobservable parameters used in the Level 3 valuation at fair value of contingent assets and contingent liabilities in connection with the acquisitions of Probikeshop and Publikat are based on the contractual terms and conditions (mainly EBITDA-related performance indicators) and the related probability assessment of various scenarios for possible business development and how the current economic environment is expected to affect this.
The cumulative carrying amounts of financial instruments allocated to the measurement categories of IFRS 9 as of September 30, 2022 and September 30, 2021 are as follows:

EUR million	Carrying amount as of September 30, 2022	Fair value as of September 30, 2022
Financial assets measured at amortized cost (AC)	92.2	92.2
Financial assets at fair value profit or loss (FVPL)	—	—
Financial assets fair value OCI (Hedge Accounting)	1.1	1.1
Total financial assets	93.3	93.3
Financial liabilities measured at amortized cost (AC)	399.4	398.6
Financial liabilities at fair value through profit or loss (FVPL)	9.2	9.2
Financial liabilities at fair value OCI (Hedge Accounting)	2.3	2.3
Total financial liabilities	410.9	410.1

EUR million	Carrying amount as of September 30, 2021	Fair value as of September 30, 2021
Financial assets measured at amortized cost (AC)	101.5	101.5
Financial assets at fair value profit or loss (FVPL)	—	—
Financial assets fair value OCI (Hedge Accounting)	0.5	0.5
Total financial assets	101.9	101.9
Financial liabilities measured at amortized cost (AC)	197.9	202.6
Financial liabilities at fair value through profit or loss (FVPL)	9.3	9.3
Financial liabilities at fair value OCI (Hedge Accounting)	—	—
Total financial liabilities	207.2	211.9

The fair values were determined on the basis of the market conditions prevailing at the end of the reporting period and the valuation techniques described. The fair values correspond to the prices that would be obtained for the sale of an asset or for the transfer of a liability between market participants in an arm’s length transaction. There were no material changes in the valuation methods applied compared to the previous year.
Cash and cash equivalents, trade receivables and payables and other financial assets and liabilities mainly have short-term residual terms. Therefore, the carrying amounts at the end of the reporting periods correspond approximately to the fair values. In addition, an appropriate impairment loss was recognized for trade receivables if there were objective indications of impairment.
The measurement and presentation of the fair values of financial instruments are based on the fair value hierarchy, which reflects the significance of the parameters used for measurement.
There were no reclassifications between Level 1, Level 2 and Level 3 in fiscal year ending September 30, 2022 and 2021.

10.2. Offsetting of financial assets and financial liabilities
The table above presents gross financial assets and liabilities figures. No offset adjustments recognized.

10.3. Net gains and losses from financial instruments by measurement category in accordance with IFRS 9
The net gains and losses from financial instruments based on valuation categories according to IFRS 9 are as follows as of September 30, 2022, 2021 and 2020:

	September 30,
EUR million	2022	2021	2020
Financial assets measured at amortized cost (AC)	1.8	1.8	0.7
Financial liabilities measured at amortized cost (AC)	(5.7)	(5.9)	(7.6)
Financial assets measured at fair value	—	—	0.2
Financial liabilities measured at fair value	32.8	—	(0.3)
Net result	28.9	(4.1)	(7.0)

The net result from financial instruments includes net interest income and expenses, fair value measurements and impairments.
Interest expenses for financial liabilities not measured at fair value through profit or loss amounted to €5.7 million (2021: €8.1 million; 2020: €7.6 million).
Interest income from impaired financial assets is insignificant, as the receipt of payment is expected in the short term in most cases.
10.4. Management of financial risks
SIGNA Sports United Group is exposed to financial risks within the scope of its operating and business activities, in particular interest rate, credit, exchange rate and liquidity risks.
The overall financial risks of SIGNA Sports United Group are regularly assessed and monitored in order to control and minimize the overall risk. The aim is to maintain an appropriate balance between the business risks entered and the earnings as well as to reduce financial risks.
The principles and responsibilities for monitoring and controlling the risks associated with the financial instruments are determined by management.
Risk management guidelines are established to identify and analyze the risks to which SIGNA Sports United Group is exposed, to set appropriate risk limits and controls and to monitor the risks and compliance with the limits. The risk management guidelines are reviewed regularly to take account of changes in market conditions and the activities of SIGNA Sports United Group.
10.5. Credit and default risks
Credit risk management refers to potential losses resulting from the inability of business partners to meet their contractual obligations to SIGNA Sports United Group. The credit risk arises mainly from SIGNA Sports United Group’s receivables from its customers. In the opinion of management, the credit risk of SIGNA Sports United Group is mainly influenced by the individual characteristics of each customer. However, management also takes into account the factors which may influence the credit risk of the customer base, including the default risk associated with the respective industry.

The Group’s credit risk management includes the ongoing review of receivables from contractual parties and the credit assessment of new and existing contractual partners. There are no significant market-related risk concentrations in the individual industries due to different geographical markets and customer groups. From management’s point of view, the credit risks from trade receivables are relatively low due to the need for immediate bank transfers, credit card payments, PayPal payments and advance payments.
Nevertheless, the receivables are monitored on an ongoing basis. The monitoring of receivables is the responsibility of the Managing Directors of the individual subsidiaries. They are obliged to review the receivables regularly and draw up appropriate action plans. The decision on the creation of allowances is made individually by the companies. In the case of doubtful receivables, impairment losses are recognized in the amount of the default risk. If financial assets are uncollectible, they are written off in full. Please refer to Note 5.2 (Financial instruments) for more information on expected credit losses according to IFRS 9.
Since the Group only cooperates with well-known credit-worthy financial institutions, expected credit losses were not recorded due to immateriality. Furthermore, these financial assets are highly liquid and flexible and therefore can be easily accessed by the Group.
Due to the global activities of the Group and the associated diversification, there were no significant concentrations of risk in the past fiscal year.

The following table contains information on the default risk and expected credit losses for trade receivables:

	September 30, 2022
EUR million	Gross carrying amounts	Value adjustment
Low risk	20.9	(3.2)
Medium risk	9.8	(2.4)
Total	30.7	(5.6)
Low risks exist in particular for business customers and for secured receivables. Medium risks exist when entering into transactions with private customers where no collateral exists.
In the previous year, the default risk and expected credit losses were as follows:

	September 30, 2021
EUR million	Gross carrying amounts	Value adjustment
Low risk	23.8	(2.5)
Medium risk	7.0	(2.2)
Total	30.8	(4.6)

The gross carrying amount of trade receivables and the valuation adjustments developed as follows in the fiscal year ended September 30, 2022 and 2021:

	September 30,
EUR million	2022	2021
Receivables at the beginning of the reporting period	30.8	25.8
Business combinations	1.0	0.1
Additions	26.6	27.5
Payments	(26.8)	(21.7)
Written-off receivables	(1.0)	(0.9)
Exchange rate differences	0.1	0.0
Receivables at the end of the reporting period	30.7	30.8

EUR million	September 30, 2022	September 30, 2021
Value adjustment (ECL) at the beginning of the reporting period	(4.6)	(4.2)
Business combinations	(0.1)	—
Additions	(1.3)	(1.0)
Utilization	0.1	0.5
Cancellations	0.2	0.2
Exchange rate differences	—	—
Value adjustment (ECL) at the end of the reporting period	(5.6)	(4.6)

The carrying amount of the financial assets plus the value adjustments (expected credit losses) recorded in the consolidated statement of financial position represents the maximum credit risk to which SIGNA Sports United Group is exposed on the balance sheet date. There were no impairments for other financial assets.
10.6. Liquidity risks
Liquidity risks arise for SIGNA Sports United Group from contractual liabilities to repay debts in full and when they are due as well as from accelerated repayment of contractual liabilities before their stated maturities in certain instances. The Group’s approach to liquidity management is to ensure as far as possible that it has sufficient liquidity to meet its liabilities as they fall due, both under normal and more difficult conditions, without incurring unacceptable losses or compromising the reputation of SIGNA Sports United Group. In order to minimize this risk, incoming and outgoing payments and maturities are continuously monitored and controlled. Liquidity management includes the determination of liquidity requirements and liquidity surpluses.

10.7. Maturity analysis of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groups as of September 30, 2022 and 2021, respectively. The amounts disclosed in the table are the contractual undiscounted cash flows.

	September 30, 2022
EUR million	< 1 year	1-5 years	> 5 years	Total undiscounted cash flows	Carrying amount
Financial liabilities to financial institutions	9.9	106.9	—	116.8	107.9
Lease liabilities	23.4	81.4	54.7	159.6	144.2
Other financial liabilities	18.9	93.6	—	112.5	105.3
Trade payables	194.9	0.6	—	195.5	195.5
Inflow from Hedges	29.2	—	—	29.2	(2.0)
Outflow from Hedges	(31.2)	—	—	(31.2)	0.0
Total	245.0	282.6	54.7	582.3	550.8

	September 30, 2021
EUR million	< 1 year	1-5 years	> 5 years	Total	Carrying amount
Financial liabilities to financial institutions	1.3	85.7	—	87.0	81.6
Lease liabilities	11.0	33.2	18.1	62.3	60.9
Other financial liabilities	15.4	10.1	—	25.5	25.5
Trade payables	102.7	—	—	102.7	102.7
Inflow from Hedges	12.2	1.2	—	13.5	(0.4)
Outflow from Hedges	(12.5)	(1.3)	—	(13.8)	—
Total	130.0	128.9	18.1	277.1	270.3

For the interest-bearing liabilities the nominal interest rates and the face values are as followed.

				September 30, 2022		September 30, 2021
EUR million	Currency	Nominal interest rate	Year of maturity	Carrying amount	Face value	Carrying amount	Face value
Secured bank loan	EUR	1.00%	2026	0.4	0.3	0.5	0.4
Secured bank loan	EUR	1.30%	2025	0.3	0.3	0.4	0.4
Secured bank loan	EUR	1.55%	2025	0.3	0.3	0.4	0.4
Secured bank loan	EUR	0.90%	2025	0.2	0.2	0.2	0.2
Secured bank loan	EUR	1.25%	2024	0.4	0.4	0.6	0.6
Secured bank loan	EUR	0.60%	2024	0.2	0.2	0.2	0.2
Secured bank loan	EUR	0.25%	2026	1.8	1.8	2.0	2.0
Secured bank loan	EUR	0.25%	2026	1.8	1.8	2.0	2.0
Secured bank loan	EUR	EURIBOR 3M+3.5 points	2024	100.3	100.0	75.2	75.0
Unsecured bank loan	USD	2.50%	2023	2.2	2.2	0.0	0.0
Unsecured loan	EUR	EURIBOR 12M+5 points	2025	51.2	50.0	0.0	0.0
Unsecured loan	EUR	EURIBOR 12M+5 points	2025	30.2	30.0	0.0	0.0

The cash inflows and outflows shown in the table above represent the contractual, undiscounted cash flows from derivative financial liabilities held for risk management purposes, which are generally not concluded before the expiry of the contract. The disclosure shows the gross cash inflows and outflows for derivatives that also show gross cash settlement.
It is not expected that the cash flows included in the maturity analysis could occur significantly earlier or in significantly different amounts.
The secured bank loans are secured over inventories. Please refer to Note 7.14.
10.8. Market risks
The market risk is a risk that changes in market prices could affect the results of SIGNA Sports United Group or the value of its holdings of financial instruments. The aim of market risk management is to manage and control market risk positions with acceptable parameters.
The market risk to which SIGNA Sports United Group is exposed mainly consists of minor exchange rate risks. These risks are constantly monitored by the Group and controlled by contractual agreements. SIGNA Sports United Group uses derivatives to manage foreign currency risks. All these transactions are carried out within the framework of the risk management guidelines.
10.9. Foreign currency risks and currency risk of warrants
SIGNA Sports United Group is exposed to currency risks to a limited extent that there is a mismatch between the currencies in which sales and purchases are denominated and the respective functional currencies of the companies of SIGNA Sports United Group. Exchange rate risks exist primarily for the Swiss franc (CHF), the Swedish krona (SEK), the Norwegian krona (NOK), British Pound (GBP) and the US Dollar (USD). In order to reduce the effects of exchange rate fluctuations, SIGNA Sports United Group continuously quantifies the exchange rate risk.
SIGNA Sports United Group is exposed to foreign currency risks through highly probable payments in USD. In order to minimize foreign currency risk, SIGNA Sports United Group concludes corresponding forward transactions. As a result of the hedging transactions concluded for this risk, the Group was not exposed to any significant currency risk.
As of the balance sheet date, there are significant assets denominated in foreign currencies amounting to USD 2.1 million (2021: USD 0.2 million), CHF 2.4 million (2021: CHF 4.8 million), SEK 33.3 million (2021: SEK 42.2 million), DKK 3.6 million (2021: DKK 5.9 million), NOK 24.6 million (2021: NOK 43.2 million), PLN 1.8 million (2021: PLN 0.9 million) and GBP 0.4 million (2021: GBP 0.9 million) and liabilities amounting to USD 46.0 million (2021: USD 1.8 million), CHF 2.9 million (2021: CHF 0.5 million), SEK 27.6 million (2021: SEK 6.8 million), DKK 0.2 million (2021: DKK 0.0 million), NOK 1.6 million (2021: NOK 0.1 million), PLN — million (2021: PLN 0.0 million) and GBP 0.2 million (2021: GBP 0.3 million).
For highly probable payments in USD from imports and revenues in CHF, cash flow hedge accounting is applied for SIGNA Sports United Group. SIGNA Sports United Group aims to achieve a hedge ratio of up to 100%.

The purpose of applying hedge accounting is to prevent a temporary distortion of the result by the gains or losses from the fair value measurement of the derivatives concluded to hedge existing currency risks.
The existing foreign currency risk and the associated hedging of these risks is constantly monitored. The Group’s risk management strategy aims to minimize the impact of changes in foreign exchange rates on transactions that have already been agreed or are highly likely to occur. In principle, it is the Group’s policy that the critical terms of the forward transaction correspond to the hedged underlying transaction. SIGNA Sports United determines the existence of an economic relationship between the hedging instrument and the hedged underlying transaction on the basis of the currency, amount and timing of their respective cash flows.
The Group uses the hypothetical derivative method to assess whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in the cash flows of the hedged item. When this method is applied, the absolute changes in value of the underlying transaction and the hedging instrument are compared. For cash flow hedges, the smaller of the change in value of the underlying transaction and the hedging instrument is recognized in other comprehensive income. If the change in value of the hedging instruments exceeds the change in value of the underlying transaction, this amount is recognized in income.
The hedging relationship between the unrecognized forecast transaction (underlying transaction) and the forward exchange transaction (hedging instrument) is documented at the beginning of the hedged transaction.
In the fiscal year, net gain from cash flow hedges in the amount of €-1.0 million (2021: €0.5 million; 2020: €-0.1 million) were recognized in other comprehensive income.
The maximum remaining term of cash flow hedges from planned transactions was essentially 12 months at the end of the fiscal year. It is expected that the hedged planned transactions will occur and thus affect the result of the next period.
The net assets of foreign subsidiaries and translation risks are not hedged against exchange rate fluctuations.
As of September 30, 2022, a change in foreign currency holdings by 10 percentage points against the euro would have only a minor impact on total comprehensive income.

In addition the Group’s activities expose it to the financial risks of changes in price of the warrants. As the warrants are recognized at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the New York Stock Exchange. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €0.4 million with a corresponding effect in the equity.

Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. Dollar while the functional currency of SSU is Euro. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €0.3 million / (€0.4 million) with a corresponding effect in the equity.

The risks associated with our warrants result in non-cash, non-operating financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows
10.10. Interest rate risks
Interest rate risks arise from fluctuations in interest rates on the capital market, which affect the Group’s net assets, financial position and results of operations.
Due to the contractually agreed fixed interest rates for financial liabilities, there are no significant interest rate risks for the reporting period. For further information on the main current financing arrangements and the underlying interest rates, see Note 13 “Related party transactions”. It was therefore not necessary to hedge interest rates through the use of derivatives.
The Group does not recognize fixed-interest financial assets and liabilities at fair value through profit or loss. Derivatives (interest rate swaps) are not designated as fair value hedging instruments. A change in the interest rate on the reporting date would therefore not affect profit or loss.
10.11. Capital management
SIGNA Sports United Group is not subject to any external legal requirements regarding capital management except the general capital regulations in the Dutch Civil Code (Burgerlijk Wetboek).
In the past, SIGNA Sports United Group was provided with capital by its parent company through capital contributions and intra-Group loans, primarily from SIGNA International Sports Holding GmbH. SIGNA Sports United distributes its financial resources among its Group companies independently of its parent company.

The objectives of SIGNA Sports United Group in managing its capital were:
•to secure its ability to continue as a going concern so that it can continue to generate income for its shareholders and economic benefits for other stakeholders, and
•to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust its capital structure, SIGNA Sports United has implemented a sustainable concept for managing its short, medium and long-term financing and liquidity requirements. For the current reporting period, SIGNA Sports United manages liquidity risks by maintaining sufficient capital reserves and credit lines with banks as well as by continuously monitoring expected and actual cash flows and a balanced portfolio of financial assets and liabilities with regard to maturities.
The following table shows the total equity of SIGNA Sports United Group (as shown in the consolidated statements of financial position, including non-controlling interests) and the equity ratio:

	September 30,
EUR million	2022	2021	2020
Total equity	617.3	373.4	347.1
Total equity and borrowed capital	1,309.5	742.9	682.0
Equity ratio	47.1%	50.3%	50.9%